SIGNIFICANT ACCOUNTING POLICIES: (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation
a.
Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s consolidated financial position as of June 30, 2022, the consolidated results of operations for the six month and three month periods ended June 30, 2021 and 2022 and statements of changes in shareholders' equity and cash flows for the six month period ended June 30, 2021 and 2022.

The consolidated results for the six month period ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2021. The comparative balance sheet at December 31, 2021 has been derived from the audited financial statements at that date but does not include all disclosures required by U.S. GAAP.

Loss per share

b.
Loss per share

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options, restricted shares and warrants, which are included under the treasury stock method when dilutive.

The calculation of diluted loss per share does not include 3,713,296 and 4,085,416 options, restricted shares and warrants for the six and three months ended June 30, 2022 and 3,437,843 and 3,463,710 options and restricted shares for the six and the three months ended June 30, 2021, respectively, because the effect would be anti-dilutive.